EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
$1.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	88,441,000
Weighted average remaining contractual life, Outstanding	6 years 11 days
Weighted average exercise price, Outstanding	$ 1.41
Number of options, Exercisable	88,441,000
Weighted average remaining contractual life, Exercisable	6 years 11 days
Weighted average exercise price, Exercisable	$ 1.41
$4.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	47,534,000
Weighted average remaining contractual life, Outstanding	6 years 5 months 1 day
Weighted average exercise price, Outstanding	$ 4.81
Number of options, Exercisable	47,534,000
Weighted average remaining contractual life, Exercisable	6 years 5 months 1 day
Weighted average exercise price, Exercisable	$ 4.81
$7.25-11.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 7.25
Range of exercise price, upper limit	$ 11.31
Number of options, Outstanding	3,035,302,000
Weighted average remaining contractual life, Outstanding	5 years 4 months 10 days
Weighted average exercise price, Outstanding	$ 9.48
Number of options, Exercisable	1,302,807,000
Weighted average remaining contractual life, Exercisable	4 years 2 months 27 days
Weighted average exercise price, Exercisable	$ 8.91
$12.09-14.74 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 12.09
Range of exercise price, upper limit	$ 14.74
Number of options, Outstanding	665,895,000
Weighted average remaining contractual life, Outstanding	5 years 5 months 5 days
Weighted average exercise price, Outstanding	$ 13.19
Number of options, Exercisable	314,171,000
Weighted average remaining contractual life, Exercisable	5 years 3 months 18 days
Weighted average exercise price, Exercisable	$ 13.66
$16.05-52.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 16.05
Range of exercise price, upper limit	$ 52.67
Number of options, Outstanding	529,725,000
Weighted average remaining contractual life, Outstanding	1 year 8 months 12 days
Weighted average exercise price, Outstanding	$ 32.69
Number of options, Exercisable	529,725,000
Weighted average remaining contractual life, Exercisable	1 year 8 months 12 days
Weighted average exercise price, Exercisable	$ 32.69
$1.41-52.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 1.41
Range of exercise price, upper limit	$ 52.67
Number of options, Outstanding	4,366,897,000
Weighted average remaining contractual life, Outstanding	4 years 11 months 12 days
Weighted average exercise price, Outstanding	$ 12.65
Number of options, Exercisable	2,282,678
Weighted average remaining contractual life, Exercisable	3 years 10 months 28 days
Weighted average exercise price, Exercisable	$ 14.71